Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2023 Pay vs Performance Disclosure
Tabular Pay vs. Performance Disclosures
(1)

Year	Summary Compensation Table Total for PEO 1	Compensation Actually Paid to PEO 1 (2)	Summary Compensation Table Total for PEO 2	Compensation Actually Paid to PEO 2 (2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid for Non-PEO NEOs (2)	Value of Fixed $100 Investment Based On:		Net Income (Loss)	EBITDA Excluding Other Costs (4)
							DNOW Total Shareholder Return (3)	PHLX Oil Service Sector Index Total Shareholder Return (3)
2023	$5,580,418	$3,130,263	—	—	$1,448,379	$1,035,809	$101	$115	$135,000,000	$184,000,000
2022	$5,462,901	$10,850,759	—	—	$1,439,842	$2,421,547	$113	$113	$128,000,000	$175,000,000
2021	$5,988,481	$5,474,012	—	—	$1,329,206	$1,291,068	$76	$70	$5,000,000	$45,000,000
2020	$1,274,988	$90,220	$675,231	($537,929)	$519,014	$133,931	$64	$58	($427,000,000)	($47,000,000)

(1)
Mr. Cherechinsky served as our principal executive officer for the full year for each of 2023, 2022, and 2021 and for a portion of 2020 (“PEO 1”). Mr. Alario served as our principal executive officer for a portion of 2020 (“PEO 2”). For each of 2023, 2022, 2021, and 2020, our non-PEO
named executive officers included Mr. Johnson, Mr. Chang, Ms. Munson, and Ms. Surratt.

PEOs Compensation Actually Paid Calculation Detail

	Year
Compensation Element	2020 (PEO 1)	2021 (PEO 1)	2022 (PEO 1)	2023 (PEO 1)	2020 (PEO 2)
SCT Reported Total Compensation	$1,274,988	$5,988,481	$5,462,901	$5,580,418	$675,231
Aggregate SCT Reported Equity Compensation (-)	$706,204	$4,305,835	$3,232,886	$3,331,165	$0
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$509,175	$3,548,758	$5,111,796	$2,543,085	$0
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	($647,694)	$53,500	$3,436,810	($1,654,346)	$0
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0	$0	$0
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	($340,044)	$189,108	$72,138	($7,729)	($1,213,160)

Compensation Actually Paid Determination	$90,220	$5,474,012	$10,850,759	$3,130,263	($537,929)

Non-PEO NEOs Average Compensation Actually Paid Calculation Detail

	Year
Compensation Element	2020	2021	2022	2023
SCT Reported Total Compensation	$519,014	$1,329,206	$1,439,842	$1,448,379
Aggregate SCT Reported Equity Compensation (-)	$263,181	$667,673	$579,239	$596,830
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$189,733	$550,281	$915,878	$455,634
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	($189,765)	$20,191	$626,032	($267,774)
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0	$0
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	($121,870)	$59,063	$19,034	($3,600)

Compensation Actually Paid Determination	$133,931	$1,291,068	$2,421,547	$1,035,809

(2)	Equity compensation fair value calculated based on assumptions determined in accordance with FASB ASC Topic 718.
(3)
For each of 2023, 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 31, 2019 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this pay versus performance disclosure, our peer group consists of the PHLX Oil Service Sector Index. For purposes of calculating the Peer Group total shareholder return, the returns of each component issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of the Measurement Period. Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

(4)
EBITDA excluding other costs (referred to as “EBITDA” within this document) is reconciled in the Company’s 2023 Form
10-K
to the most comparable GAAP financial measure. This financial measure excludes the impact of certain other amounts and is not calculated in accordance with GAAP.

Company Selected Measure Name	EBITDA excluding other costs
Named Executive Officers, Footnote	For each of 2023, 2022, 2021, and 2020, our non-PEO named executive officers included Mr. Johnson, Mr. Chang, Ms. Munson, and Ms. Surratt.
Peer Group Issuers, Footnote
(3)
For each of 2023, 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 31, 2019 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this pay versus performance disclosure, our peer group consists of the PHLX Oil Service Sector Index. For purposes of calculating the Peer Group total shareholder return, the returns of each component issuer of the group were weighted according to the respective issuers’ stock market capitalization at the beginning of the Measurement Period. Because fiscal years are presented in the table in reverse chronical order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

Adjustment To PEO Compensation, Footnote
PEOs Compensation Actually Paid Calculation Detail

	Year
Compensation Element	2020 (PEO 1)	2021 (PEO 1)	2022 (PEO 1)	2023 (PEO 1)	2020 (PEO 2)
SCT Reported Total Compensation	$1,274,988	$5,988,481	$5,462,901	$5,580,418	$675,231
Aggregate SCT Reported Equity Compensation (-)	$706,204	$4,305,835	$3,232,886	$3,331,165	$0
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$509,175	$3,548,758	$5,111,796	$2,543,085	$0
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	($647,694)	$53,500	$3,436,810	($1,654,346)	$0
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0	$0	$0
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	($340,044)	$189,108	$72,138	($7,729)	($1,213,160)

Compensation Actually Paid Determination	$90,220	$5,474,012	$10,850,759	$3,130,263	($537,929)

Non-PEO NEO Average Total Compensation Amount	$ 1,448,379	$ 1,439,842	$ 1,329,206	$ 519,014
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,035,809	2,421,547	1,291,068	133,931
Adjustment to Non-PEO NEO Compensation Footnote
Non-PEO NEOs Average Compensation Actually Paid Calculation Detail

	Year
Compensation Element	2020	2021	2022	2023
SCT Reported Total Compensation	$519,014	$1,329,206	$1,439,842	$1,448,379
Aggregate SCT Reported Equity Compensation (-)	$263,181	$667,673	$579,239	$596,830
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$189,733	$550,281	$915,878	$455,634
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+)	($189,765)	$20,191	$626,032	($267,774)
Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0	$0
Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+)	($121,870)	$59,063	$19,034	($3,600)

Compensation Actually Paid Determination	$133,931	$1,291,068	$2,421,547	$1,035,809

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The following table lists the most important performance measures that we believe represent the most important performance measures used to link compensation actually paid to our PEO and non-PEO
NEOs for 2023 to our performance:
EBITDA Excluding Other Costs
Net Working Capital (NWC)
Return on Capital Employed (ROCE)
Relative TSR (rTSR)

Total Shareholder Return Amount	$ 101	113	76	64
Peer Group Total Shareholder Return Amount	115	113	70	58
Net Income (Loss)	$ 135,000,000	$ 128,000,000	$ 5,000,000	$ (427,000,000)
Company Selected Measure Amount	184,000,000	175,000,000	45,000,000	(47,000,000)
PEO Name	Mr. Cherechinsky	Mr. Cherechinsky	Mr. Cherechinsky	Mr. Alario
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA Excluding Other Costs
Non-GAAP Measure Description	EBITDA excluding other costs (referred to as “EBITDA” within this document) is reconciled in the Company’s 2023 Form
10-K
	to the most comparable GAAP financial measure. This financial measure excludes the impact of certain other amounts and is not calculated in accordance with GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Working Capital (NWC)
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Capital Employed (ROCE)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR (rTSR)
Mr Cherechinsky [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,580,418	$ 5,462,901	$ 5,988,481	$ 1,274,988
PEO Actually Paid Compensation Amount	3,130,263	10,850,759	5,474,012	90,220
Mr Alario [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	0	675,231
PEO Actually Paid Compensation Amount	0	0	0	(537,929)
PEO | Mr Cherechinsky [Member] | Reported Equity Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,331,165	3,232,886	4,305,835	706,204
PEO | Mr Cherechinsky [Member] | Year End Fair Value of Awards Granted During the FY and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,543,085	5,111,796	3,548,758	509,175
PEO | Mr Cherechinsky [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior FY Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,654,346)	3,436,810	53,500	(647,694)
PEO | Mr Cherechinsky [Member] | Vesting Date Fair Value of Awards Granted Vested During the Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Mr Cherechinsky [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior FY Vesting During Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,729)	72,138	189,108	(340,044)
PEO | Mr Alario [Member] | Reported Equity Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Mr Alario [Member] | Year End Fair Value of Awards Granted During the FY and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Mr Alario [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior FY Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Mr Alario [Member] | Vesting Date Fair Value of Awards Granted Vested During the Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Mr Alario [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior FY Vesting During Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,213,160)
Non-PEO NEO | Reported Equity Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	596,830	579,239	667,673	263,181
Non-PEO NEO | Year End Fair Value of Awards Granted During the FY and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	455,634	915,878	550,281	189,733
Non-PEO NEO | Year Over Year Change in Fair Value of Awards Granted During Prior FY Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(267,774)	626,032	20,191	(189,765)
Non-PEO NEO | Vesting Date Fair Value of Awards Granted Vested During the Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Year Over Year Change in Fair Value of Awards Granted During Prior FY Vesting During Covered FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,600)	$ 19,034	$ 59,063	$ (121,870)